UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10589

                          OPPENHEIMER REAL ESTATE FUND
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
         --------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

                     Date of reporting period: JULY 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

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STATEMENT OF INVESTMENTS    JULY 31, 2004/UNAUDITED
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                                                     Shares              Value
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Common Stocks--98.5%
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Financials--98.5%
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Real Estate--98.5%
Acadia Realty Trust                                     500   $          7,085
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Affordable Residential Communities, Inc.             41,500            634,950
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Archstone-Smith Trust                                59,600          1,754,028
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Arden Realty, Inc.                                   47,800          1,453,120
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Avalonbay Communities, Inc.                          21,700          1,262,940
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Boston Properties, Inc.                              39,000          2,063,100
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Camden Property Trust                                24,900          1,120,500
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Catellus Development Corp.                           40,427          1,010,675
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Cedar Shopping Centers, Inc.                         72,100            891,877
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CenterPoint Properties Trust                         22,300            855,874
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Corporate Office Properties Trust                    21,800            552,194
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CRT Properties, Inc.                                 25,300            546,480
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Developers Diversified Realty Corp.                  36,600          1,313,208
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Equity Office Properties Trust                       37,200            965,340
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Equity Residential                                   63,300          1,870,515
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Essex Property Trust, Inc.                           16,700          1,100,530
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First Potomac Realty Trust                           10,200            201,960
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General Growth Properties, Inc.                      80,800          2,430,464
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Gramercy Capital Corp. 1                             67,000          1,005,000
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Hersha Hospitality Trust                             24,700            244,530
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Host Marriott Corp. 1                               166,300          2,153,585
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Kilroy Realty Corp.                                  46,500          1,646,100
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Kimco Realty Corp.                                   39,800          1,914,380
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LaSalle Hotel Properties                             24,200            622,908
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Macerich Co. (The)                                   28,100          1,345,990
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Mack-Cali Realty Corp.                               13,700            560,330
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MeriStar Hospitality Corp. 1                        176,400          1,023,120
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Mid-America Apartment Communities, Inc.              12,100            433,785
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Mills Corp.                                          30,300          1,381,680
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Newcastle Investment Corp.                           39,200          1,108,968
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Pennsylvania Real Estate Investment Trust            16,400            571,868
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Post Properties, Inc.                                17,900            501,021
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ProLogis                                             65,400          2,226,216
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Public Storage, Inc.                                 37,100          1,748,523
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Rouse Co. (The)                                      12,000            585,600
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Shurgard Storage Centers, Inc.                       13,300            492,100
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Simon Property Group, Inc.                           70,000          3,612,700
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SL Green Realty Corp.                                19,600            962,360
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Strategic Hotel Capital, Inc. 1                      73,100          1,056,295
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Tanger Factory Outlet Centers, Inc.                  27,600          1,094,340
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Trizec Properties, Inc.                              15,200            243,960
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Ventas, Inc.                                         29,600            755,392
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Vornado Realty Trust                                 43,800          2,544,342
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Windrose Medical Properties Trust                    32,800            400,160
                                                              ------------------
Total Common Stocks (Cost $45,661,894)                              50,270,093

                                                  Principal
                                                     Amount
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Joint Repurchase Agreements--2.7%
Undivided interest of 0.31% in joint
repurchase agreement (Principal Amount/Value
$446,558,000, with a maturity value of
$446,606,749) with UBS Warburg LLC, 1.31%,
dated 7/30/04, to be repurchased at
$1,401,153 on 8/2/04, collateralized by
Federal National Mortgage Assn., 4.50%--5%,
3/1/34, with a value of $456,762,011
(Cost $1,401,000)                              $  1,401,000     $    1,401,000
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Total Investments, at Value (Cost $47,062,894)        101.2%        51,671,093
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Liabilities in Excess of Other Assets                  (1.2)          (626,034)
                                               ---------------------------------
Net Assets                                            100.0%    $   51,045,059
                                               =================================

Footnote to Statement of Investments
1. Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)